Authorised and issued share capital - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Weighted average assumptions:
Expected life (months)	48 months	48 months	48 months
Expected volatility	34.00%	24.00%	24.00%
Dividend yield	4.20%	3.80%	3.50%
United Kingdom [member]
Weighted average assumptions:
Risk-free interest rate	(0.02%)	0.57%	0.78%
United Kingdom [member] | Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £	£ 1.28	£ 1.17	£ 1.07
United States [member]
Weighted average assumptions:
Risk-free interest rate	0.31%	1.61%	2.74%
United States [member] | American depository receipts [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $				$ 8.95	$ 8.49	$ 8.09